Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information (unaudited)
Quarterly Financial Information (unaudited)

Note 8—Quarterly Financial Information (unaudited)

The following are the Company’s unaudited quarterly statements of operations for the quarters ended March 31, 2017 through December 31, 2017 and the quarters ended March 31, 2016 through December 31, 2016. The Company has prepared the quarterly information on a consistent basis with the audited consolidated financial statements included elsewhere in this Annual Report on Form 10-K and, in the opinion of management, the financial information reflects all necessary adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the results of operations for those periods. This information should be read in conjunction with the audited consolidated financial statements and related notes included elsewhere in this Annual Report on Form 10-K. These quarterly operating results are not necessarily indicative of the Company’s operating results for any future period. The financial information presented below has been prepared assuming the Company will continue as a going concern.

	For the	For the	For the	For the
	Three Months Ended	Three Months Ended	Three Months Ended	Three Months Ended
	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Formation and operating costs	$218,648	$221,808	$2,853,131	$1,298,247
Loss from operations	(218,648)	(221,808)	(2,853,131)	(1,298,247)
Other income:
Interest/dividend income	359,511	602,142	736,128	800,140
Net income/(loss)	$140,863	$380,334	$(2,117,003)	$(498,107)
Per share data:
Basic and diluted net income/(loss) per share	$(0.02)	$(0.02)	$(0.30)	$(0.13)
Basic and diluted weighted average ordinary shares outstanding	9,239,245	9,259,360	9,278,550	9,558,699

	For the	For the	For the	For the
	Three Months Ended	Three Months Ended	Three Months Ended	Three Months Ended
	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016
Formation and operating costs	$15,550	$500	$14,492	$178,156
Loss	$(15,550)	$(500)	$(14,492)	$(178,156)
Per share data:
Basic and diluted net loss per share	$(0.00)	$(0.00)	$(0.00)	$(0.02)
Basic and diluted weighted average ordinary shares outstanding	7,500,000	7,500,000	7,500,000	9,184,238

	For the Period from
	December 4, 2015
	(Inception) Through
	December 31, 2015
Formation and operating costs	$25,162
Loss	$(25,162)
Per share data:
Basic and diluted net loss per share	$(0.00)
Basic and diluted weighted average ordinary shares outstanding	7,500,000